Loans, Allowance for Loan Losses and Credit Quality - Additional Information (Detail) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2019 Segment	Dec. 31, 2018 USD ($) Segment SecurityLoan	Dec. 31, 2017 USD ($) SecurityLoan
Number of primary loan portfolio segments | Segment	3	3
Troubled debt restructuring total loans impaired | $		$ 3,300	$ 2,400
Troubled debt restructuring | $		$ 823	$ 57
Financing?Receivable?Modifications?Number?Of?Contracts?2 | SecurityLoan		5	1
Number of real estate loans that were in default of modified terms | SecurityLoan			0
Residential Real Estate
Troubled debt restructuring | $		$ 54
Number of real estate loans that were in default of modified terms | SecurityLoan		1
Commercial Loans
Troubled debt restructuring | $		$ 143
Number of real estate loans that were in default of modified terms | SecurityLoan		1